Loss Per Share (Details Narrative) $ in Thousands	Jan. 31, 2020 NZD ($)
Earnings per share [line items]
Convertible notes amount	$ 19,700
Accrued interest	600
4 Convertible Notes [Member]
Earnings per share [line items]
Convertible notes amount	19,100
Accrued interest	$ 600